Stock-Based Compensation (Exercise Price Range) (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock option activity by exercise price ranges
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 97	$ 97	$ 94	$ 90
Options Outstanding, Number of Shares under Option (in shares)	1,750,949	5,622,951	11,389,721	20,662,322
Options Outstanding and Exercisable, Aggregate Intrinsic Value	$ 111,652,425
Options Outstanding, Weighted Average Remaining Contractual Life	10 months
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 97	$ 97	$ 94
Options Exercisable, Number of Shares under Option (in shares)	1,750,949	5,622,951	11,389,721
Options Exercisable, Weighted Average Remaining Contractual Life	10 months
Exercise price range $85 and under
Stock option activity by exercise price ranges
Exercise price, upper range limit (in dollars per share)	$ 85
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 83
Options Outstanding, Number of Shares under Option (in shares)	351,690
Options Outstanding and Exercisable, Aggregate Intrinsic Value	27,409,244
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 2 months
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 83
Options Exercisable, Number of Shares under Option (in shares)	351,690
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 2 months
Exercise price range $86 and over
Stock option activity by exercise price ranges
Exercise price, lower range limit (in dollars per share)	$ 86
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 100
Options Outstanding, Number of Shares under Option (in shares)	1,399,259
Options Outstanding and Exercisable, Aggregate Intrinsic Value	$ 84,243,181
Options Outstanding, Weighted Average Remaining Contractual Life	8 months
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 100
Options Exercisable, Number of Shares under Option (in shares)	1,399,259
Options Exercisable, Weighted Average Remaining Contractual Life	8 months